Fair Value Disclosures - Difference Between Aggregate Fair value and Aggregate Remaining Contractual Principal (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans held for sale
Aggregate Fair Value	$ 12,063	$ 26,518	$ 55,470
Difference	(61)	(2,342)	1,051
Contractual Principal	$ 12,124	$ 28,860	$ 54,419